Short-term borrowings and long-term debt (Long-term Debt) (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Capital Lease Obligations | Minimum
Debt Instrument [Line Items]
Long-term debt, interest rate	0.12%	0.37%
Capital Lease Obligations | Maximum
Debt Instrument [Line Items]
Long-term debt, interest rate	14.73%	14.73%
Range Start | Capital Lease Obligations
Debt Instrument [Line Items]
Debt maturity year	2019	2018
Range End | Capital Lease Obligations
Debt Instrument [Line Items]
Debt maturity year	2035	2035
Bank Loan Obligations | Unsecured Debt
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	2.78%	2.70%
Bank Loan Obligations | Range Start | Unsecured Debt
Debt Instrument [Line Items]
Debt maturity year	2019	2018
Bank Loan Obligations | Range End | Unsecured Debt
Debt Instrument [Line Items]
Debt maturity year	2041	2036
Finance Receivables Securitization | Secured Debt
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	2.47%	1.99%
Finance Receivables Securitization | Range Start | Secured Debt
Debt Instrument [Line Items]
Debt maturity year	2019	2018
Finance Receivables Securitization | Range End | Secured Debt
Debt Instrument [Line Items]
Debt maturity year	2026	2030
Consolidated Subsidiaries | Medium-term Notes
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	2.46%	2.18%
Consolidated Subsidiaries | Unsecured Notes
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	2.12%	2.20%
Consolidated Subsidiaries | Secured Notes
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	7.78%	7.90%
Consolidated Subsidiaries | Range Start | Medium-term Notes
Debt Instrument [Line Items]
Debt maturity year	2019	2018
Consolidated Subsidiaries | Range Start | Unsecured Notes
Debt Instrument [Line Items]
Debt maturity year	2019	2018
Consolidated Subsidiaries | Range Start | Secured Notes
Debt Instrument [Line Items]
Debt maturity year	2019	2018
Consolidated Subsidiaries | Range End | Medium-term Notes
Debt Instrument [Line Items]
Debt maturity year	2048	2046
Consolidated Subsidiaries | Range End | Unsecured Notes
Debt Instrument [Line Items]
Debt maturity year	2031	2031
Consolidated Subsidiaries | Range End | Secured Notes
Debt Instrument [Line Items]
Debt maturity year	2022	2021
Parent Company | Unsecured Notes
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	1.84%	0.94%
Parent Company | Range Start | Unsecured Notes
Debt Instrument [Line Items]
Debt maturity year	2019	2018
Parent Company | Range End | Unsecured Notes
Debt Instrument [Line Items]
Debt maturity year	2037	2037